Combined Statements of Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total Cognyte Business of Verint Systems Inc. Equity	Total Cognyte Business of Verint Systems Inc. Equity Cumulative Effect, Period of Adoption, Adjustment	Total Cognyte Business of Verint Systems Inc. Equity Cumulative Effect, Period of Adoption, Adjusted Balance	Net Parent Investment	Net Parent Investment Cumulative Effect, Period of Adoption, Adjustment	Net Parent Investment Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Cumulative Effect, Period of Adoption, Adjusted Balance	Noncontrolling Interest	Noncontrolling Interest Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance at Jan. 31, 2018	$ 430,944	$ 9,147	$ 440,091	$ 422,361	$ 9,147	$ 431,508	$ 430,788	$ 9,147	$ 439,935	$ (8,427)	$ (8,427)	$ 8,583	$ 8,583
Increase (Decrease) in Stockholders' Equity
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Net income	$ 12,321			8,728			8,728					3,593
Other comprehensive (loss) income	(5,091)			(5,035)						(5,035)		(56)
Dividends to noncontrolling interest	(4,409)											(4,409)
Net transfers from (to) parent	32,406			32,406			32,406
Ending balance at Jan. 31, 2019	$ 475,318			467,607			481,069			(13,462)		7,711
Increase (Decrease) in Stockholders' Equity
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Net income	$ 27,370			20,191			20,191					7,179
Other comprehensive (loss) income	(471)			(461)						(461)		(10)
Dividends to noncontrolling interest	(4,253)											(4,253)
Net transfers from (to) parent	(42,793)			(42,793)			(42,793)
Ending balance at Jan. 31, 2020	455,171	$ (446)	$ 454,725	444,544	$ (446)	$ 444,098	458,467	$ (446)	$ 458,021	(13,923)	$ (13,923)	10,627	$ 10,627
Increase (Decrease) in Stockholders' Equity
Net income	20,310			14,203			14,203					6,107
Other comprehensive (loss) income	(1,270)			(1,582)						(1,582)		312
Dividends to noncontrolling interest	(4,176)											(4,176)
Cash dividends declared payable to parent	(35,000)			(35,000)			(35,000)
Net transfers from (to) parent	(164,218)			(164,218)			(164,218)
Ending balance at Jan. 31, 2021	$ 270,371			$ 257,501			$ 273,006			$ (15,505)		$ 12,870